GLENBROOK LIFE AND ANNUITY COMPANY
                             3100 Sanders Road, J5B
                           Northbrook, Illinois 60062
                        Direct Dial Number (847) 402-3058
                            Facsimile (847) 402-3781
                            E-Mail jbuca@allstate.com

JOHN E. BUCHANAN
Assistant Counsel


                                  May 4, 2004

BY EDGAR

Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, D.C. 20549

Re: Glenbrook Life Variable Life Separate Account A ("Registrant") Glenbrook Life and Annuity Company ("Glenbrook")
              Post-Effective Amendment to Registration Statement under the
                 Securities Act and under the Investment Company Act
              (File Nos. 333-02581 and 811-07825)


Commissioners:

In accordance with Rule 497(j) of Regulation C under the Securities Act of 1933, Registrant certifies that:

    a. The form of prospectus and statement of additional information that would have been filed under paragraph (c) of Rule 497 would not have differed from that contained in the most recent Amendment ("Amendment") to the above referenced Registration Statement on Form N-6; and

    b. The text of the Amendment was filed with the Commission electronically on April 20, 2004.

                                   Sincerely,


                              /s/ JOHN E. BUCHANAN
                                John E. Buchanan
                                Assistant Counsel
Enclosure